Cash and Cash Equivalents - Summary of Cash and Cash Equivalents (Detail) R$ in Thousands, $ in Thousands	Dec. 31, 2017 USD ($)	Dec. 31, 2017 BRL (R$)	Dec. 31, 2016 USD ($)	Dec. 31, 2016 BRL (R$)	Dec. 31, 2015 BRL (R$)	Dec. 31, 2014 BRL (R$)
Cash and cash equivalents [abstract]
Cash and bank balances	$ 5,381	R$ 17,801		R$ 6,769
Cash equivalents	114,317	378,161		104,535
Total cash and cash equivalents	$ 119,698	R$ 395,962	$ 33,647	R$ 111,304	R$ 249,064	R$ 242,372